Changes in non-cash working capital increase (decrease) - Summary of Changes in Non-cash Working Capital (Increase) Decrease (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of Increase Decrease In Non-cash Working Capital [line items]
Accounts receivable		$ 31.9	$ (18.0)
Prepaid expenses and other		1.4	(1.3)
Accounts payable, accrued liabilities and other non-current liabilities	[1]	(20.4)	(20.4)
Net changes in non cash working capital		12.9	(39.7)
Operating activities		30.6	(35.7)
Investing activities		(17.7)	(4.0)
Net changes in non cash working capital		$ 12.9	$ (39.7)

[1]	Includes share-based compensation plans.